Putnam International Value Fund
The fund's portfolio
9/30/23 (Unaudited)

COMMON STOCKS (96.4%)(a)
	Shares	Value
Aerospace and defense (1.1%)
BAE Systems PLC (United Kingdom)	314,900	$3,822,528

		3,822,528
Air freight and logistics (1.2%)
Deutsche Post AG (Germany)	103,116	4,202,646

		4,202,646
Automobile components (0.9%)
Magna International, Inc. (Canada)	59,631	3,195,686

		3,195,686
Automobiles (1.3%)
Yamaha Motor Co., Ltd. (Japan)	177,000	4,650,617

		4,650,617
Banks (19.1%)
AIB Group PLC (Ireland)	1,779,411	8,012,988
ANZ Group Holdings, Ltd. (Australia)	449,084	7,388,649
BNP Paribas SA (France)	109,152	6,948,937
CaixaBank SA (Spain)	933,159	3,732,512
DBS Group Holdings, Ltd. (Singapore)	189,483	4,652,659
DNB Bank ASA (Norway)	173,036	3,485,182
HSBC Holdings PLC (United Kingdom)	1,311,597	10,275,092
ING Groep NV (Netherlands)	849,606	11,223,487
Mizuho Financial Group, Inc. (Japan)	131,320	2,224,354
Sumitomo Mitsui Financial Group, Inc. (Japan)	220,500	10,809,612

		68,753,472
Beverages (2.2%)
Asahi Group Holdings, Ltd. (Japan)	66,200	2,475,018
Coca-Cola Europacific Partners PLC (Spain)	88,356	5,520,483

		7,995,501
Broadline retail (0.9%)
Pan Pacific International Holdings Corp. (Japan)	155,100	3,257,095

		3,257,095
Building products (1.1%)
Cie de Saint-Gobain SA (France)	68,834	4,123,744

		4,123,744
Capital markets (4.3%)
Partners Group Holding AG (Switzerland)	3,856	4,338,965
Quilter PLC (United Kingdom)	1,247,253	1,304,622
UBS Group AG (Switzerland)	401,216	9,917,161

		15,560,748
Chemicals (0.6%)
LANXESS AG (Germany)	87,573	2,228,228

		2,228,228
Construction and engineering (2.4%)
Vinci SA (France)	76,427	8,460,985

		8,460,985
Construction materials (1.6%)
CRH PLC (Ireland)	103,707	5,719,975

		5,719,975
Consumer staples distribution and retail (2.0%)
Koninklijke Ahold Delhaize NV (Netherlands)	160,434	4,837,583
Seven & i Holdings Co., Ltd. (Japan)	59,400	2,326,079

		7,163,662
Diversified REITs (0.9%)
Mirvac Group (Australia)	2,421,826	3,327,751

		3,327,751
Diversified telecommunication services (4.0%)
Deutsche Telekom AG (Germany)	244,985	5,144,547
Nippon Telegraph & Telephone Corp. (Japan)	6,694,500	7,906,858
Telstra Group, Ltd. (Australia)	562,422	1,390,797

		14,442,202
Electric utilities (1.6%)
Fortum OYJ (Finland)	98,935	1,147,927
SSE PLC (United Kingdom)	227,216	4,452,264

		5,600,191
Financial services (1.2%)
ORIX Corp. (Japan)	224,400	4,189,968

		4,189,968
Food products (1.5%)
Ajinomoto Co., Inc. (Japan)	102,800	3,961,936
Kerry Group PLC Class A (Ireland)	18,193	1,518,714

		5,480,650
Health care equipment and supplies (1.2%)
Hoya Corp. (Japan)	40,400	4,163,363

		4,163,363
Hotels, restaurants, and leisure (0.7%)
Compass Group PLC (United Kingdom)	108,173	2,635,282

		2,635,282
Household durables (2.5%)
Cairn Homes PLC (Ireland)	1,912,126	2,206,917
Panasonic Holdings Corp. (Japan)	261,600	2,941,556
Sony Group Corp. (Japan)	46,300	3,787,418

		8,935,891
Industrial conglomerates (2.3%)
Siemens AG (Germany)	56,688	8,126,979

		8,126,979
Insurance (8.1%)
ASR Nederland NV (Netherlands)	74,020	2,779,712
AXA SA (France)	241,027	7,139,298
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	10,077	3,931,324
Prudential PLC (United Kingdom)	476,772	5,133,939
QBE Insurance Group, Ltd. (Australia)	728,238	7,364,587
Sompo Holdings, Inc. (Japan)	64,900	2,778,051

		29,126,911
Machinery (1.9%)
Alstom SA (France)	128,100	3,039,658
MinebeaMitsumi, Inc. (Japan)	232,900	3,798,869

		6,838,527
Metals and mining (2.8%)
Anglo American PLC (London Exchange) (United Kingdom)	173,194	4,795,107
Glencore PLC (United Kingdom)	938,212	5,365,454

		10,160,561
Multi-utilities (1.9%)
Veolia Environnement SA (France)	233,844	6,765,137

		6,765,137
Oil, gas, and consumable fuels (8.8%)
BP PLC (United Kingdom)	1,235,519	7,977,556
Shell PLC (United Kingdom)	331,259	10,517,479
Suncor Energy, Inc. (Canada)	221,498	7,617,281
TotalEnergies SE (France)	83,489	5,494,190

		31,606,506
Passenger airlines (1.0%)
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	1,125,478	3,746,198

		3,746,198
Personal care products (1.0%)
Unilever PLC (United Kingdom)	73,631	3,645,138

		3,645,138
Pharmaceuticals (5.5%)
AstraZeneca PLC (United Kingdom)	46,062	6,198,876
Sanofi (France)	126,247	13,546,577

		19,745,453
Semiconductors and semiconductor equipment (1.5%)
Renesas Electronics Corp. (Japan)(NON)	342,400	5,253,279

		5,253,279
Specialty retail (1.1%)
JD Sports Fashion PLC (United Kingdom)	2,180,074	3,971,623

		3,971,623
Tobacco (0.8%)
Imperial Brands PLC (United Kingdom)	146,398	2,972,882

		2,972,882
Trading companies and distributors (5.9%)
Ashtead Group PLC (United Kingdom)	46,607	2,832,894
Ferguson PLC (United Kingdom)	23,644	3,887,680
ITOCHU Corp. (Japan)	126,400	4,566,861
Mitsubishi Corp. (Japan)	205,700	9,799,681

		21,087,116
Wireless telecommunication services (1.5%)
KDDI Corp. (Japan)	68,200	2,087,690
Vodafone Group PLC (United Kingdom)	3,690,919	3,446,543

		5,534,233

Total common stocks (cost $319,837,364)		$346,490,728

U.S. TREASURY OBLIGATIONS (0.0%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.625%, 5/15/31 (i)	$137,000	$112,063

Total U.S. treasury obligations (cost $112,063)		$112,063

SHORT-TERM INVESTMENTS (3.8%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	Shares	12,789,234	$12,789,234
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29%(P)	Shares	130,000	130,000
U.S. Treasury Bills 5.448%, 11/9/23(SEGSF)		$400,000	397,764
U.S. Treasury Bills 5.000%, 11/2/23(SEGSF)		230,000	228,952
U.S. Treasury Bills 5.353%, 12/7/23(SEGSF)		100,000	99,026

Total short-term investments (cost $13,645,025)			$13,644,976
TOTAL INVESTMENTS

Total investments (cost $333,594,452)			$360,247,767

	FORWARD CURRENCY CONTRACTS at 9/30/23 (aggregate face value $83,293,115) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	10/18/23	$1,281,374	$1,240,741	$40,633
		British Pound	Sell	12/20/23	3,685,729	3,763,297	77,568
		Canadian Dollar	Sell	10/18/23	1,843,862	1,888,916	45,054
		Euro	Sell	12/20/23	925,833	943,711	17,878
		Swedish Krona	Buy	12/20/23	959,872	945,997	13,875
		Swiss Franc	Buy	12/20/23	1,383,295	1,425,627	(42,332)
	Barclays Bank PLC
		British Pound	Sell	12/20/23	1,777,432	1,813,955	36,523
	Citibank, N.A.
		Australian Dollar	Sell	10/18/23	1,604,161	1,692,647	88,486
		British Pound	Sell	12/20/23	991,382	1,011,756	20,374
		Danish Krone	Buy	12/20/23	1,366,932	1,390,372	(23,440)
		Euro	Sell	12/20/23	3,278,243	3,333,135	54,892
		Singapore Dollar	Buy	11/15/23	405,674	414,630	(8,956)
		Swedish Krona	Buy	12/20/23	544,899	536,720	8,179
		Swiss Franc	Buy	12/20/23	367,424	378,836	(11,412)
	Goldman Sachs International
		Australian Dollar	Buy	10/18/23	729,714	754,989	(25,275)
		British Pound	Sell	12/20/23	1,075,126	1,097,079	21,953
		Hong Kong Dollar	Buy	11/15/23	435,485	437,204	(1,719)
		Israeli Shekel	Buy	10/18/23	987,442	1,028,113	(40,671)
		Swiss Franc	Buy	12/20/23	415,804	428,750	(12,946)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	10/18/23	918,575	950,215	(31,640)
		Euro	Sell	12/20/23	4,705,989	4,773,688	67,699
		Hong Kong Dollar	Buy	11/15/23	540,911	543,064	(2,153)
		Norwegian Krone	Buy	12/20/23	257,573	257,398	175
		Swedish Krona	Buy	12/20/23	1,650,612	1,626,066	24,546
		Swiss Franc	Buy	12/20/23	821,359	846,746	(25,387)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Sell	10/18/23	2,175,608	2,235,455	59,847
		Danish Krone	Buy	12/20/23	412,831	419,965	(7,134)
		New Zealand Dollar	Buy	10/18/23	291,225	296,241	(5,016)
		Singapore Dollar	Buy	11/15/23	285,767	292,070	(6,303)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	10/18/23	1,019,760	1,055,101	(35,341)
		British Pound	Sell	12/20/23	1,906,711	1,923,949	17,238
		Czech Koruna	Buy	12/20/23	453,454	462,781	(9,327)
		Japanese Yen	Buy	11/15/23	4,624,290	4,799,461	(175,171)
		Norwegian Krone	Buy	12/20/23	459,363	459,189	174
		Swedish Krona	Buy	12/20/23	1,137,845	1,121,274	16,571
		Swiss Franc	Buy	12/20/23	1,123,211	1,160,291	(37,080)
	NatWest Markets PLC
		Swedish Krona	Buy	12/20/23	3,469,861	3,418,818	51,043
		Swiss Franc	Buy	12/20/23	4,014,223	4,138,951	(124,728)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	10/18/23	877,535	907,796	(30,261)
		British Pound	Sell	12/20/23	1,978,125	2,018,840	40,715
		Canadian Dollar	Sell	10/18/23	2,822,753	2,854,140	31,387
		Euro	Buy	12/20/23	2,013,063	2,048,122	(35,059)
		Hong Kong Dollar	Buy	11/15/23	3,982,035	3,998,167	(16,132)
		Israeli Shekel	Buy	10/18/23	1,115,368	1,154,838	(39,470)
		Japanese Yen	Buy	11/15/23	1,423,855	1,503,018	(79,163)
		Singapore Dollar	Buy	11/15/23	270,229	276,232	(6,003)
		Swedish Krona	Buy	12/20/23	699,496	689,041	10,455
		Swiss Franc	Buy	12/20/23	256,778	264,774	(7,996)
	Toronto-Dominion Bank
		Australian Dollar	Buy	10/18/23	33,321	34,475	(1,154)
		British Pound	Sell	12/20/23	1,267,275	1,293,324	26,049
		Canadian Dollar	Sell	10/18/23	1,502,984	1,539,875	36,891
		Hong Kong Dollar	Buy	11/15/23	3,312,165	3,325,378	(13,213)
		Swiss Franc	Buy	12/20/23	710,493	732,540	(22,047)
	UBS AG
		Canadian Dollar	Sell	10/18/23	1,794,229	1,838,260	44,031
		Israeli Shekel	Buy	10/18/23	314,726	325,680	(10,954)
		Swedish Krona	Buy	12/20/23	221,260	217,989	3,271
		Swiss Franc	Buy	12/20/23	1,532,514	1,580,137	(47,623)
	WestPac Banking Corp.
		Canadian Dollar	Sell	10/18/23	708,634	725,607	16,973
		Swedish Krona	Buy	12/20/23	667,566	657,684	9,882

	Unrealized appreciation						882,362

	Unrealized (depreciation)						(935,106)

	Total						$(52,744)
*	The exchange currency for all contracts listed is the United States Dollar.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2023 through September 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $359,354,245.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 6/30/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/23
	Short-term investments
	Putnam Short Term Investment Fund*	$12,064,716	$25,714,357	$24,989,839	$157,690	$12,789,234

	Total Short-term investments	$12,064,716	$25,714,357	$24,989,839	$157,690	$12,789,234
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $398,562.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	DIVERSIFICATION BY COUNTRY
	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	23.1%
	Japan	22.5
	France	15.4
	Germany	6.6
	Australia	6.4
	Netherlands	5.2
	Ireland	4.8
	Switzerland	4.0
	United States	3.8
	Canada	3.0
	Spain	2.6
	Singapore	1.3
	Norway	1.0
	Finland	0.3

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $498,081 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $398,562 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$—	$19,976,435	$—
Consumer discretionary	3,195,686	23,450,508	—
Consumer staples	5,520,483	21,737,350	—
Energy	7,617,281	23,989,225	—
Financials	2,779,712	114,851,387	—
Health care	—	23,908,816	—
Industrials	—	60,408,723	—
Information technology	—	5,253,279	—
Materials	—	18,108,764	—
Real estate	—	3,327,751	—
Utilities	—	12,365,328	—

Total common stocks	19,113,162	327,377,566	—
U.S. treasury obligations	—	112,063	—
Short-term investments	130,000	13,514,976	—

Totals by level	$19,243,162	$341,004,605	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(52,744)	$—

Totals by level	$—	$(52,744)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$104,200,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com